LEASE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Lease
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to operating leases was as follows:

	As of
	September 30, 2025	March 31, 2025
Operating lease:
Right-of-use asset, net	$191,327	$228,439

Operating lease liabilities:
Current operating lease liabilities	$80,813	$78,734
Non-current operating lease liabilities	116,329	156,551

	$197,142	$235,285

Supplemental balance sheet information related to operating leases was as follows:

As of March 31, 2025
Operating lease:
Right-of-use asset, net	$228,439

Operating lease liabilities:
Current operating lease liabilities	$78,734
Non-current operating lease liabilities	156,551

$235,285

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES	Other supplemental information about the Company’s operating lease as of September 30, 2025 are as follow:
Weighted average discount rate	5.25%
Weighted average remaining lease term (years)	2.33
Other supplemental information about the Company’s operating lease as of March 31, 2025 are as follow:
Weighted average discount rate	5.25%
Weighted average remaining lease term (years)	2.83

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE TO OPERATING LEASES

The following table summarizes the future minimum lease payments due under the Company’s operating leases in the next five years:

Year ending September 30,
2026	$87,367
2027	87,367
2028	34,583
Total minimum finance lease liabilities payment	209,317
Less: imputed interest	(12,175)

Future minimum lease liabilities	$197,142

The following table summarizes the future minimum lease payments due under the Company’s operating leases in the next five years:

Year ending March 31,
2026	$87,378
2027	87,378
2028	78,277
Total minimum finance lease liabilities payment	253,033
Less: imputed interest	(17,748)

Future minimum lease liabilities	$235,285